Cover	Dec. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-38296
Entity Registrant Name	PARTS iD, Inc.
Entity Central Index Key	0001698113
Entity Tax Identification Number	81-3674868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Corporate Drive
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	642-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	ID
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false